                       [LETTERHEAD DYKEMA GOSSETT PLLC]

                                 June 21, 1999

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Avenue, NW
Washington, D.C.  20549

                       Re: The Huntington Funds
                           1933 Act File No. 33-11905
                           1940 Act File No. 811-5010

Greeting:

     Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, a Supplement dated June 21, 1999 to the Investment Shares Prospectus for The Huntington Funds dated April 30, 1999 is hereby electronically transmitted.

     If you have any questions regarding this filing, please call the undersigned at (248) 203-0801.

                                             Very truly yours,

                                             DYKEMA GOSSETT PLLC

                                             /s/ Melanie Mayo West
                                             -----------------------------------
                                                 Melanie Mayo West






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                               HUNTINGTON FUNDS

                        Supplement dated June 21, 1999
                                      to
                         INVESTMENT SHARES PROSPECTUS
                             dated April 30, 1999

    Investors are advised to replace the box entitled "Sales Charges and Quantity Discounts," on page 28 of the Prospectus with the following corrected version:

                     SALES CHARGES AND QUANTITY DISCOUNTS

Growth Fund                                                             Income Equity Fund
                                     Sales Charge    Sales Charge                              Sales Charge       Sales Charge
                                        as a            as a                                      as a                as a
                                     Percentage of   Percentage of                             Percentage of     Percentage of
                                        Public        Net Amount                                  Public          Net Amount
Amount of Transaction                Offering Price     Invested        Amount of Transaction  Offering Price       Invested
---------------------                --------------  -------------      ---------------------  --------------       --------
Under $100,000                            4.00%          4.17%           Under $50,000             5.50%             5.82%
$100,000-$249,999                         3.50%          3.63%           $50,000-$99,999           4.50%             4.71%
$250,000-$499,999                         2.50%          2.56%           $100,000-$249,999         3.50%             3.63%
$500,000-$749,999                         1.50%          1.52%           $250,000-$499,999         2.75%             2.83%
$750,000-$1,000,000                       0.75%          0.76%           $500,000-$1,000,000       2.00%             2.04%
Over $1,000,000                           0.25%          0.25%           Over $1,000,000           0.00%             0.00%

Mortage Securities Fund, Ohio Tax-Free Fund,         Money Market Funds
Michigan Tax-Free Fund, Fixed Income Securities
Fund and Intermediate Government                     No Sales Charges Apply
Income Fund

                                     Sales Charge    Sales Charge
                                         as a           as a
                                     Percentage of   Percentage of
                                        Public        Net Amount
Amount of Transaction                Offering Price    Invested
---------------------                --------------    --------
Under $500,000                            2.00%         2.04%
$500,000-$749,999                         1.50%         1.52%
$750,000-$999,999                         0.75%         0.76%
Over $1,000,000                           0.00%         0.00%

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THEIR PROSPECTUS FOR FUTURE REFERENCE